SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Notes To Consolidated In Financial Statements
Machinery & Equipment	$ 31,362	$ 30,910		$ 1,465,566
Vehicles				57,431
Gross property and equipment	31,362	30,910		1,522,997
Less: accumulated depreciation	(30,040)	(28,710)		(1,127,820)
Less: reclassification to assets held for sale				(214,709)
Less: disposal of property and equipment				(178,200)
Net property and equipment	$ 1,322	$ 2,200	$ 1,997	$ 2,268